Warrant Liability - Schedule of Changes in Warrant Liability (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Schedule of Changes in Warrant Liability [Abstract]
Balance	$ 629,506	$ 1,746,575
Balance	2,513,147	629,506
Revaluation of warrant liability	$ 1,883,641	$ (1,117,069)